Schedule of Investments (unaudited)
June 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — 44.7%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF57 A (30 Day Average SOFR + 0.565%)	5.979%	12/25/28	$1,249,955	$1,254,707 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K043 A2	3.062%	12/25/24	1,463,214	1,445,030
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K053 A2	2.995%	12/25/25	1,500,000	1,454,865
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-F112 AS (30 Day Average SOFR + 0.230%)	5.554%	4/25/31	762,684	756,083 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF129 AS (30 Day Average SOFR + 0.250%)	5.574%	1/25/29	806,432	798,369 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF130 AS (30 Day Average SOFR + 0.290%)	5.614%	1/25/29	2,603,848	2,581,203 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF132 AS (30 Day Average SOFR + 0.390%)	5.714%	2/25/32	1,621,932	1,610,613 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF135 AS (30 Day Average SOFR + 0.370%)	5.694%	5/25/29	2,651,977	2,640,524 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF137 AS (30 Day Average SOFR + 0.450%)	5.774%	4/25/32	2,333,942	2,324,587 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF138 AS (30 Day Average SOFR + 0.480%)	5.804%	6/25/32	2,637,173	2,631,426 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF139 AS (30 Day Average SOFR + 0.540%)	5.864%	6/25/32	2,395,017	2,398,996 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF160 AS (30 Day Average SOFR + 0.700%)	6.024%	10/25/30	1,384,568	1,392,170 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF30 A (30 Day Average SOFR + 0.484%)	5.809%	3/25/27	16,417	16,383 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF34 A (30 Day Average SOFR + 0.474%)	5.799%	8/25/24	315,196	315,172 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF38 A (30 Day Average SOFR + 0.444%)	5.769%	9/25/24	15,857	15,852 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF40 A (30 Day Average SOFR + 0.454%)	5.779%	11/25/27	126,521	126,007 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF41 A (30 Day Average SOFR + 0.414%)	5.739%	11/25/24	11,601	11,591 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF42 A (30 Day Average SOFR + 0.364%)	5.689%	12/25/24	110,653	110,659 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF43 A (30 Day Average SOFR + 0.354%)	5.679%	1/25/28	385,538	382,019 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF44 A (30 Day Average SOFR + 0.304%)	5.629%	2/25/25	130,743	130,476 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF45 A (30 Day Average SOFR + 0.324%)	5.649%	3/25/25	220,921	220,473 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF46 A (30 Day Average SOFR + 0.334%)	5.659%	3/25/28	79,213	78,980 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF47 A (30 Day Average SOFR + 0.344%)	5.669%	5/25/25	89,111	88,902 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF48 A (30 Day Average SOFR + 0.404%)	5.729%	6/25/28	274,566	272,477 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF51 A (30 Day Average SOFR + 0.514%)	5.839%	8/25/25	$115,095	$115,041 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF56 A (30 Day Average SOFR + 0.674%)	5.999%	11/25/28	521,172	522,412 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF58 A (30 Day Average SOFR + 0.614%)	5.939%	1/25/26	517,537	517,620 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF59 A (30 Day Average SOFR + 0.654%)	5.979%	2/25/29	503,158	503,992 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF60 A (30 Day Average SOFR + 0.604%)	5.929%	2/25/26	1,340,564	1,342,526 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF61 A (30 Day Average SOFR + 0.644%)	5.969%	3/25/29	1,757,279	1,765,806 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF62 A (30 Day Average SOFR + 0.594%)	5.919%	4/25/26	848,056	848,902 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF63 A (30 Day Average SOFR + 0.554%)	5.879%	5/25/29	1,032,759	1,035,748 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF64 A (30 Day Average SOFR + 0.554%)	5.879%	6/25/26	499,396	498,616 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF65 A (30 Day Average SOFR + 0.634%)	5.959%	7/25/29	608,858	610,678 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF67 A (30 Day Average SOFR + 0.634%)	5.959%	8/25/29	1,150,512	1,154,020 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF68 A (30 Day Average SOFR + 0.604%)	5.929%	7/25/26	897,120	898,212 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF70 A (30 Day Average SOFR + 0.634%)	5.959%	9/25/29	527,168	529,031 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF72 A (30 Day Average SOFR + 0.614%)	5.939%	10/25/26	1,543,217	1,542,317 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF75 AL (30 Day Average SOFR + 0.624%)	5.949%	12/25/29	1,328,891	1,322,331 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF77 AL (30 Day Average SOFR + 0.814%)	6.139%	2/25/27	592,750	594,966 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF78 AL (30 Day Average SOFR + 0.914%)	6.239%	3/25/30	1,092,212	1,100,644 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF79 AL (30 Day Average SOFR + 0.584%)	5.909%	5/25/30	1,153,551	1,155,493 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF80 AL (30 Day Average SOFR + 0.554%)	5.879%	6/25/30	1,742,632	1,745,048 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF81 AL (30 Day Average SOFR + 0.474%)	5.799%	6/25/27	285,930	285,404 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF82 AL (30 Day Average SOFR + 0.484%)	5.809%	6/25/30	838,834	839,627 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF83 AL (30 Day Average SOFR + 0.474%)	5.799%	6/25/30	465,291	465,735 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF84 AL (30 Day Average SOFR + 0.414%)	5.739%	7/25/30	1,245,173	1,230,549 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF85 AL (30 Day Average SOFR + 0.414%)	5.739%	8/25/30	278,999	277,818 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF86 AL (30 Day Average SOFR + 0.404%)	5.729%	8/25/27	$649,399	$645,356 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF87 AL (30 Day Average SOFR + 0.464%)	5.789%	8/25/30	948,495	943,664 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF88 AL (30 Day Average SOFR + 0.444%)	5.769%	9/25/30	773,805	774,170 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF89 AL (30 Day Average SOFR + 0.434%)	5.759%	9/25/30	1,234,078	1,227,091 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF94 AL (30 Day Average SOFR + 0.414%)	5.739%	11/25/30	547,391	545,792 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF96 AL (30 Day Average SOFR + 0.374%)	5.699%	12/25/30	1,099,805	1,090,803 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF98 AL (30 Day Average SOFR + 0.284%)	5.609%	12/25/30	611,134	601,064 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF99 AS (30 Day Average SOFR + 0.200%)	5.524%	12/25/30	989,063	973,910 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3736 FN (30 Day Average SOFR + 0.564%)	5.898%	10/15/40	1,016,254	1,001,537 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4952 PD, PAC	2.000%	2/25/50	850,257	689,262
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5009 BH	0.750%	5/25/44	1,520,578	1,175,622
Federal National Mortgage Association (FNMA) ACES, 2020-M42 A1	0.785%	7/25/30	2,304,538	2,123,587
Federal National Mortgage Association (FNMA) REMIC, 2011-96 FA (30 Day Average SOFR + 0.564%)	5.900%	10/25/41	1,282,142	1,276,115 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-3 BQ, PAC	1.750%	1/25/43	904,975	767,356
Federal National Mortgage Association (FNMA) REMIC, 2016-62 FH (30 Day Average SOFR + 0.514%)	5.850%	9/25/46	711,225	702,007 (b)
Federal National Mortgage Association (FNMA) REMIC, 2016-75 FC (30 Day Average SOFR + 0.514%)	5.850%	10/25/46	620,043	612,227 (b)
Federal National Mortgage Association (FNMA) REMIC, 2017-20 JA, PAC	3.000%	10/25/45	834,062	791,919
Federal National Mortgage Association (FNMA) REMIC, 2018-70 HF (30 Day Average SOFR + 0.464%)	5.800%	10/25/58	1,218,443	1,187,768 (b)
Federal National Mortgage Association (FNMA) REMIC, 2019-47 FB (30 Day Average SOFR + 0.514%)	5.850%	5/25/40	358,609	353,203 (b)
Federal National Mortgage Association (FNMA) REMIC, 2019-38 CF (30 Day Average SOFR + 0.565%)	5.900%	7/25/49	1,494,952	1,464,993 (b)
Government National Mortgage Association (GNMA), 2007-20 FM (1 mo. Term SOFR + 0.414%)	5.753%	4/20/37	1,143,842	1,140,656 (b)
Government National Mortgage Association (GNMA), 2010-12 FD (1 mo. Term SOFR + 0.714%)	6.043%	1/16/40	882,235	882,542 (b)
Government National Mortgage Association (GNMA), 2011-80 FC (1 mo. Term SOFR + 0.444%)	5.783%	6/20/41	1,560,186	1,543,038 (b)

Total Collateralized Mortgage Obligations (Cost — $67,962,265)				66,473,782
Mortgage-Backed Securities — 27.6%
FHLMC — 3.9%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/26	62,774	61,571
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/49	753,791	701,512
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.347%)	5.787%	3/1/35	67,224	68,274 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.475%)	6.552%	8/1/34	$61,305	$62,306 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.520%)	5.978%	4/1/36	34,081	34,698 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.558%)	6.396%	2/1/36	17,934	17,946 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.621%)	5.871%	9/1/36	498	502 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	5.874%	12/1/36	22,567	23,159 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.638%)	7.197%	5/1/36	7,818	7,826 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.645%)	6.001%	6/1/37	30,674	31,133 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.647%)	5.936%	1/1/37	5,366	5,505 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.652%)	6.270%	1/1/36	5,038	5,143 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.660%)	5.946%	1/1/38	15,089	15,207 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.663%)	6.406%	12/1/35	62,215	62,643 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.733%)	6.068%	10/1/36	5,246	5,315 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.740%)	6.054%	1/1/37	1,564	1,578 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.746%)	6.460%	1/1/42	43,456	44,749 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.782%	4/1/34	2,624	2,620 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.477%	3/1/35	69,574	70,035 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.761%)	7.379%	5/1/35	1,434	1,440 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.769%)	6.213%	9/1/37	288,340	296,304 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.774%)	6.291%	5/1/42	275,630	282,920 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.780%)	6.230%	5/1/35	108,495	111,430 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.801%)	6.418%	3/1/35	20,334	20,844 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.817%)	6.273%	7/1/43	750,916	773,930 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.826%)	6.075%	9/1/36	2,910	2,934 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.841%)	6.382%	11/1/42	240,193	247,013 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.848%)	6.572%	9/1/35	$58,118	$58,672 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.850%)	6.155%	9/1/36	24,090	24,839 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.861%)	6.116%	1/1/36	9,928	10,010 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.861%)	6.111%	8/1/36	1,089	1,104 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.863%)	6.641%	7/1/35	2,561	2,593 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.872%)	6.132%	1/1/36	3,868	3,906 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.875%)	6.371%	3/1/36	133,148	136,888 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.882%)	7.214%	4/1/37	20,865	20,957 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.958%)	7.175%	9/1/36	8,934	9,020 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.980%)	7.487%	6/1/37	551	554 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.027%)	6.387%	3/1/36	1,785	1,809 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.695%)	6.582%	7/1/29	11,926	11,862 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.975%)	5.838%	7/1/33	18,615	19,017 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.975%)	5.975%	8/1/33	5,319	5,346 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.219%)	6.344%	10/1/33	50,633	51,879 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.341%	10/1/33	7,656	7,826 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.350%	11/1/33	68,650	70,331 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.432%	1/1/35	4,401	4,511 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.237%)	6.519%	7/1/37	20,320	20,656 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.238%)	6.534%	1/1/38	313,941	321,812 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	6.318%	10/1/35	41,832	43,054 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	6.370%	1/1/36	6,077	6,247 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.248%)	6.524%	6/1/37	49,132	48,929 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.308%	9/1/33	$1,663	$1,696 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.375%	11/1/33- 11/1/34	48,325	49,410 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.168%	7/1/34	66,283	68,196 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.250%	7/1/34	4,249	4,316 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.482%	2/1/35	13,495	13,844 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.033%	7/1/36	17,348	17,917 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.364%	10/1/38	30,953	31,300 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	6.477%	2/1/36	17,898	18,393 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.252%)	6.561%	7/1/35	149,897	153,927 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.252%)	6.437%	11/1/36	6,850	6,965 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.265%)	6.523%	9/1/36	709,344	729,742 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.266%)	6.972%	6/1/34	13,091	13,306 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.315%)	7.065%	8/1/24	2	2 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.315%)	6.494%	5/1/36	582,816	600,401 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.339%)	6.655%	3/1/35	5,753	5,926 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.353%)	6.547%	9/1/29	39,641	39,616 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.353%)	6.510%	1/1/37	12,124	12,303 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.357%)	6.614%	1/1/28	258	257 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.375%)	6.500%	9/1/27	3	3 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.409%)	6.534%	11/1/33	22,775	23,126 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.500%)	6.706%	12/1/35	107,952	111,709 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.764%)	7.098%	1/1/29	979	972 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.833%)	7.030%	10/1/29	2,037	2,042 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.336%)	6.980%	9/1/30	181	180 (b)
Total FHLMC				5,745,908
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — 21.4%
Federal National Mortgage Association (FNMA)	3.500%	9/1/25- 5/1/31	$369,613	$363,050
Federal National Mortgage Association (FNMA)	5.500%	3/1/53	6,775,865	6,691,928
Federal National Mortgage Association (FNMA)	6.000%	7/1/53- 9/1/53	11,593,148	11,634,580
Federal National Mortgage Association (FNMA)	5.500%	7/1/54	6,017,000	5,934,971 (c)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.784%)	6.117%	3/1/36	8,893	9,010 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.336%)	5.617%	10/1/34	13,357	13,347 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.344%)	5.889%	6/1/35	29,301	29,442 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.359%)	5.828%	2/1/35	23,103	23,090 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.365%)	5.615%	10/1/35	2,858	2,860 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.434%)	5.749%	12/1/33	754	755 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.445%)	5.695%	1/1/35	27,650	27,623 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.450%)	5.797%	2/1/36	13,836	14,156 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.515%)	5.896%	7/1/35	3,983	4,081 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.538%)	5.913%	1/1/35	14,414	14,749 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.543%)	6.542%	3/1/34	50,575	51,331 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.553%)	5.928%	1/1/35	12,170	12,462 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	6.190%	4/1/33	4,525	4,536 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.595%)	5.970%	1/1/33	10,085	10,100 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.605%)	6.314%	7/1/36	23,748	23,890 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.617%)	5.867%	12/1/34	3,121	3,192 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.620%)	5.969%	2/1/35	6,575	6,744 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.623%)	5.873%	7/1/34	45	45 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.623%)	6.185%	1/1/38	41,164	42,283 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.222%	3/1/35	703	702 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.305%	11/1/35	85,837	87,822 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.631%)	5.893%	1/1/35	$4,508	$4,522 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.637%)	6.246%	4/1/40	138,459	139,708 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.643%)	6.018%	12/1/32	1,068	1,074 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.643%)	5.996%	8/1/38	145,392	149,048 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.644%)	6.274%	11/1/36	13,577	13,981 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.650%)	5.900%	11/1/34	3,396	3,460 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.650%)	6.574%	5/1/35	13,361	13,701 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.657%)	6.054%	3/1/42	143,539	147,156 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.665%)	6.155%	7/1/35	22,642	22,676 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.665%)	6.229%	9/1/37	75,848	77,882 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.669%)	5.919%	12/1/34	8,132	8,192 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.676%)	5.978%	1/1/35	24,452	24,872 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.690%)	5.940%	12/1/39	12,677	13,112 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.691%)	5.941%	12/1/34	75,275	75,811 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.701%)	6.305%	3/1/35	2,546	2,565 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.703%)	5.953%	7/1/35	3,814	3,851 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.706%)	7.396%	6/1/36	13,134	13,498 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.709%)	6.347%	11/1/36	60,835	61,579 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.715%)	6.235%	7/1/42	861,822	888,623 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.718%)	6.278%	9/1/37	238,437	245,691 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.720%)	6.273%	8/1/37	39,831	39,847 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.723%)	6.024%	1/1/37	18,380	18,470 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.729%)	6.336%	5/1/38	557,738	573,703 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.730%)	6.385%	6/1/35	5,273	5,351 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.739%)	6.807%	10/1/34	$2,403	$2,399 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.000%	10/1/33	16,316	16,393 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.229%	3/1/35	17,952	18,078 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.158%	9/1/35	59,492	60,170 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.765%)	7.140%	5/1/35	49,098	50,542 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.771%)	6.132%	8/1/44	970,784	1,001,668 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.797%)	6.297%	9/1/42	426,187	440,201 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.810%)	6.310%	10/1/40	201,010	207,932 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.811%)	6.062%	1/1/41	100,911	104,584 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.820%)	6.195%	12/1/35	13,700	14,134 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.832%)	6.394%	9/1/40	33,145	34,416 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.838%)	6.408%	5/1/35	39,562	40,671 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.844%)	6.094%	9/1/37	261	264 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.856%)	6.515%	5/1/37	77,290	78,265 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.870%)	6.120%	8/1/36	34,826	35,145 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.978%)	6.598%	8/1/37	23,662	24,458 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.377%)	6.822%	3/1/36	10,029	10,479 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 1.869%)	5.870%	8/1/29	108	107 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 1.999%)	6.124%	12/1/34	3,170	3,207 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.002%)	6.127%	9/1/34	3,654	3,692 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.046%)	6.171%	12/1/33	41,373	41,739 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.075%)	7.203%	3/1/33	17,922	18,148 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.076%)	6.148%	2/1/37	13,821	13,740 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.091%)	6.234%	4/1/40	20,778	21,238 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.135%)	6.726%	5/1/36	$14,854	$15,098 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.142%)	6.222%	8/1/28	12	12 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.155%)	6.280%	1/1/33	6,900	6,973 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.162%)	6.178%	9/1/35	38,272	39,062 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.163%)	6.258%	12/1/37	14,233	14,693 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.167%)	6.439%	9/1/39	210	210 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.182%)	6.182%	8/1/32	3,356	3,385 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.185%)	6.981%	5/1/36	8,195	8,255 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.188%)	6.382%	9/1/33	1,502	1,504 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.193%)	6.375%	10/1/34	34,127	35,050 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.193%)	6.421%	2/1/35	16,740	16,960 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.193%)	6.363%	9/1/39	25,419	26,080 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.204%)	6.339%	12/1/40	26,139	26,761 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.207%)	6.349%	6/1/32	68	68 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.210%)	6.335%	12/1/34	28,659	29,490 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.219%)	6.460%	12/1/40	371,192	381,907 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.222%)	6.496%	7/1/38	85,443	86,851 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.223%)	7.223%	6/1/35	12,589	12,846 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.230%)	6.230%	7/1/35	14,783	15,030 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.236%)	6.537%	5/1/33	5,289	5,306 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.241%)	6.474%	12/1/40	122,011	125,773 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.243%)	6.230%	3/1/38	2,431	2,474 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.249%)	6.674%	8/1/39	1,887	1,920 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.262%)	6.334%	4/1/34	22,135	22,539 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.273%)	6.273%	11/1/34	$8,299	$8,453 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.281%)	6.550%	8/1/36	54,818	56,497 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.282%)	6.402%	10/1/33	1,044	1,075 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.290%)	7.290%	5/1/33	17,999	18,567 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.290%)	6.363%	9/1/35	41,896	42,623 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.303%)	6.401%	10/1/34	7,382	7,624 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.320%)	6.447%	7/1/33	115	116 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.323%)	6.437%	1/1/32	1,868	1,878 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.478%)	6.550%	7/1/28	265	264 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.486%)	6.611%	5/1/35	7,619	7,819 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.515%)	6.565%	1/1/28	283	282 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 3.014%)	6.594%	12/1/30	155	154 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 0.845%)	5.845%	11/1/33	214	213 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 0.926%)	5.426%	9/1/33	439	435 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.169%)	6.794%	3/1/28	459	457 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.355%)	5.868%	5/1/32	832	824 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.375%)	7.010%	9/1/27	699	696 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.375%)	6.704%	11/1/33	83	83 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.412%)	5.700%	8/1/33	1,987	2,023 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.430%)	7.083%	2/1/36	89,958	90,301 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.490%)	7.062%	3/1/35	36,110	36,733 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.494%)	5.845%	4/1/36	1,399	1,407 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.495%)	7.125%	5/1/36	7,523	7,662 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.498%)	6.388%	11/1/35	2,728	2,745 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.507%)	7.199%	1/1/35	$1,321	$1,339 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.510%)	7.094%	2/1/33	45,025	45,625 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.518%)	6.268%	11/1/33	2,798	2,780 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	7.175%	5/1/33- 5/1/35	5,042	5,050 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	7.169%	3/1/34	2,547	2,593 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	7.134%	3/1/36	1,454	1,490 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	5.955%	4/1/36	3,355	3,370 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	7.280%	6/1/35	5,384	5,474 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	7.392%	7/1/35	3,773	3,816 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.570%)	5.995%	11/1/35	205,418	209,401 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.570%)	6.320%	11/1/35	3,082	3,107 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.600%)	6.428%	6/1/34	49,405	49,889 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.680%)	7.302%	4/1/36	1,604	1,636 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.745%)	6.063%	2/1/35	8,489	8,422 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.770%)	6.520%	11/1/34	12,361	12,317 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.175%)	6.300%	12/1/24	12	12 (b)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.414%	10/1/27	35	34 (b)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.453%	8/1/28	9,530	9,395 (b)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.695%)	4.859%	8/1/29	2,911	2,883 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.400%)	6.514%	6/1/40- 11/1/40	23,060	23,144 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.664%)	6.764%	11/1/35	14,054	14,018 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.668%)	6.805%	11/1/35	8,958	8,970 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.831%)	6.962%	11/1/35	9,193	9,283 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.851%)	6.999%	11/1/35	8,045	8,131 (b)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.879%)	7.019%	11/1/35	$76,859	$76,955 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.894%)	7.041%	11/1/35	14,300	14,587 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.903%)	7.110%	11/1/35	19,042	19,445 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.917%)	7.063%	10/1/35	53,711	54,827 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.940%)	7.084%	11/1/35	30,132	30,778 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.988%)	7.120%	11/1/35	14,960	15,304 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.003%)	7.089%	11/1/35	68,882	69,724 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.058%)	7.207%	10/1/35	138,958	142,434 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.177%)	7.315%	10/1/36	23,012	23,522 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.229%)	7.396%	9/1/36	14,755	15,110 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.247%)	7.366%	5/1/36	28,765	29,674 (b)
Total FNMA				31,888,509
GNMA — 2.3%
Government National Mortgage Association (GNMA) II	6.000%	7/20/54	3,420,000	3,434,738 (c)

Total Mortgage-Backed Securities (Cost — $41,548,242)				41,069,155
U.S. Government & Agency Obligations — 23.1%
U.S. Government Agencies — 1.3%
Export-Import Bank of the United States, Secured Notes	2.628%	11/12/26	702,973	678,752
Export-Import Bank of the United States, Senior Secured Notes	1.900%	7/12/24	139,424	139,258
United States International Development Finance Corp.	4.010%	5/15/30	1,080,000	1,046,649
Total U.S. Government Agencies				1,864,659
U.S. Government Obligations — 21.8%
U.S. Treasury Notes	2.750%	5/15/25	2,500,000	2,448,395
U.S. Treasury Notes	3.125%	8/15/25	18,700,000	18,310,295
U.S. Treasury Notes	4.500%	11/15/25	9,000,000	8,946,562
U.S. Treasury Notes	4.875%	4/30/26	2,700,000	2,704,324
Total U.S. Government Obligations				32,409,576

Total U.S. Government & Agency Obligations (Cost — $34,578,047)				34,274,235
Corporate Bonds & Notes — 1.0%
Energy — 0.7%
Oil, Gas & Consumable Fuels — 0.7%
Petroleos Mexicanos, Senior Notes	2.378%	4/15/25	140,000	134,871
Reliance Industries Ltd., Senior Notes	2.060%	1/15/26	500,000	487,436
Reliance Industries Ltd., Senior Notes	2.512%	1/15/26	375,000	365,555

Total Energy				987,862
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 0.3%
Financial Services — 0.3%
KE Export Leasing 2013-A LLC, Senior Notes (3 mo. Term SOFR + 0.492%)	5.828%	2/28/25	$134,543	$134,640 (b)
MSN 41079 and 41084 Ltd., Senior Notes	1.631%	12/14/24	229,933	226,810
Ulani MSN 37894, Senior Notes	2.184%	12/20/24	173,914	171,734

Total Financials				533,184
Total Corporate Bonds & Notes (Cost — $1,555,894)				1,521,046
Total Investments before Short-Term Investments (Cost — $145,644,448)				143,338,218
			Shares
Short-Term Investments — 3.4%
Institutional Fiduciary Trust, Money Market Portfolio (Cost — $5,130,056)	4.970%		5,130,056	5,130,056 (d)
Total Investments — 99.8% (Cost — $150,774,504)				148,468,274
Other Assets in Excess of Liabilities — 0.2%				244,342
Total Net Assets — 100.0%				$148,712,616

(a)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2024, the Fund held TBA securities with a total cost of $9,354,805.
(d)
In this instance, as defined in the Investment Company Act of 1940, and “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer.  At June 30, 2024, the total market value of investments in Affiliated Companies was $5,130,056 and the cost was
$5,130,056 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CMT	—	Constant Maturity Treasury
IBOR	—	Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	240	9/24	$48,822,978	$49,012,500	$189,522
U.S. Treasury 5-Year Notes	14	9/24	1,475,219	1,492,094	16,875
					206,397
Contracts to Sell:
U.S. Treasury 10-Year Notes	79	9/24	8,571,388	8,688,766	(117,378)
U.S. Treasury Long-Term Bonds	25	9/24	2,891,369	2,957,812	(66,443)
U.S. Treasury Ultra 10-Year Notes	6	9/24	670,339	681,188	(10,849)
					(194,670)
Net unrealized appreciation on open futures contracts					$11,727
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

 Franklin Short Duration U.S. Government ETF
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Short Duration U.S. Government ETF (the “Fund”) is a separate diversified investment series of Franklin ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable by the Fund. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$66,473,782	—	$66,473,782
Mortgage-Backed Securities	—	41,069,155	—	41,069,155
U.S. Government & Agency Obligations	—	34,274,235	—	34,274,235
Corporate Bonds & Notes	—	1,521,046	—	1,521,046
Total Long-Term Investments	—	143,338,218	—	143,338,218
Short-Term Investments†	$5,130,056	—	—	5,130,056
Total Investments	$5,130,056	$143,338,218	—	$148,468,274
Other Financial Instruments:
Futures Contracts††	$206,397	—	—	$206,397
Total	$5,336,453	$143,338,218	—	$148,674,671

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$194,670	—	—	$194,670

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
2. Transactions with affiliated company
As defined in the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the  period ended June 30, 2024. The following transactions were effected in such company for the period ended June 30, 2024.

	Affiliate Value at March 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Institutional Fiduciary Trust, Money Market Portfolio	$2,360,028	$9,226,432	9,226,432	$6,456,404	6,456,404

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Institutional Fiduciary Trust, Money Market Portfolio	—	$14,744	—	$5,130,056

Franklin Short Duration U.S. Government ETF 2024 Quarterly Report